FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22583

Lincoln Advisors Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Jill R. Whitelaw, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

Radnor, Pennsylvania, 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code: (260) 455-3404

Date of fiscal year end: September 30

Date of reporting period: September 30, 2012

Item 1. Reports to Stockholders

Lincoln Advisors Trust:

Presidential Protected Profile Funds:

Presidential Protected Profile 2010 Fund

Presidential Protected Profile 2020 Fund

Presidential Protected Profile 2030 Fund

Presidential Protected Profile 2040 Fund

Presidential Protected Profile 2050 Fund

Dear Shareholder:

For the fiscal year ending September 30, 2012, both the equity and bond markets posted strong returns. The domestic equity markets were fueled by low interest rates, improving balance sheets and strong, albeit slowing, corporate earnings growth. Meanwhile, international equity markets were initially weighed down by a deepening debt crisis in the Eurozone and slowing global growth. These markets persevered as investor optimism improved during the year as the European Central Bank finally outlined their commitment to the Eurozone survival. Massive central bank stimulus known as quantitative easing continued to drive interest rates lower, fueling positive returns in the bond markets. The newest version of Fed stimulus calls for a monthly commitment to purchase approximately $40 billion a month in mortgage backed securities to stimulate the economy.

Market highlights for the one-year period ending September 30, 2012 were:

•	Large capitalization U.S. stocks led the way with a 30.20% return in the S&P 500 Index

•	Non-US were still strong with developed markets up 13.71% as measured by the MSCI EAFE Index (net)

•	Emerging markets in line with developed markets with the MSCI Emerging Markets Index (net) up 16.88%

•	U.S. 10-Year treasury bond saw its yield decline to 1.63% from 1.92% as of September 30, 2012

•	The Barclays Capital US Aggregate Bond Index was up 5.14%

Despite the strong results investors have experienced in capital markets over the past year, it is important that complacency does not set in with your financial planning. There are many risks that loom despite recent rising equity markets. Below are some of the risks we are watching that could have a material impact on investors in the coming year:

•	The U.S. Fiscal Cliff and potential impact to GDP growth

•	The unsettled Eurozone debt crisis

•	Slowing global GDP growth

•	Growing pains in the emerging economies

The unpredictable nature of capital markets and the risks we face as investors was central to the design of the Presidential Protected Profile Funds. The Funds are very similar to other target date funds, offering no-maintenance investing and broad diversification in the capital markets. In addition, the Funds build an age appropriate asset allocation mix that becomes more conservative over time. Unlike most other target date funds, these Funds also target a specific level of risk that is based on age. This risk level is then actively managed as the Funds seek to reduce volatility and defend against severe losses in down markets. Since their November 2011 inception, they have held true to their objective. The Funds have made substantial reductions in the volatility of their daily NAV relative to the composite benchmarks. We will continue to be very diligent looking at the risk factors in the market today as we strive to reduce the volatility of your returns going forward as well.

This report features performance, commentary and holding information for the five Presidential Protected Profile Funds. We hope you find the information helpful as you evaluate your investments with us. Thank you for your continued trust in Lincoln Financial Group, and we wish you a healthy and prosperous 2013.

Sincerely,

Daniel R. Hayes
President
Lincoln Investment Advisors Corporation

PresidentialSM Protected Profile Funds

PresidentialSM Protected Profile 2010 Fund

PresidentialSM Protected Profile 2020 Fund

PresidentialSM Protected Profile 2030 Fund

PresidentialSM Protected Profile 2040 Fund

PresidentialSM Protected Profile 2050 Fund

each a series of Lincoln Advisors Trust

Annual Report

September 30, 2012

PresidentialSM Protected Profile Funds

PresidentialSM Protected Profile Funds

2012 Annual Report Commentary

Managed by:

The PresidentialSM Protected Profile 2010 Fund returned 7.23% (Class I shares with dividends reinvested) since its inception on November 2, 2011 through September 30, 2012, while its benchmark, the PresidentialSM Protected Profile 2010 Composite1, returned 11.21% for the same period.

The PresidentialSM Protected Profile 2020 Fund returned 7.21% (Class I shares with dividends reinvested) since its inception on November 2, 2011 through September 30, 2012, while its benchmark, the PresidentialSM Protected Profile 2020 Composite2, returned 11.56% for the same period.

The PresidentialSM Protected Profile 2030 Fund returned 6.54% (Class I shares with dividends reinvested) since its inception on November 2, 2011 through September 30, 2012, while its benchmark, the PresidentialSM Protected Profile 2030 Composite3, returned 12.39% for the same period.

The PresidentialSM Protected Profile 2040 Fund returned 7.09% (Class I shares with dividends reinvested) since its inception on November 2, 2011 through September 30, 2012, while its benchmark, the PresidentialSM Protected Profile 2040 Composite4, returned 13.70% for the same period.

The PresidentialSM Protected Profile 2050 Fund returned 6.33% (Class I shares with dividends reinvested) since its inception on November 2, 2011 through September 30, 2012, while its benchmark, the PresidentialSM Protected Profile 2050 Composite5, returned 14.84% for the same period.

Following an extremely volatile first three quarters of 2011, equity markets began to rise as 2011 ended and moved into early 2012. This rise occurred despite the heightened level of volatility that persisted. Broad U.S. equity markets, as measured by the S&P 500®® Index6, posted double digit positive returns during both Q4-2011 and Q1-2012 as investors sought to take advantage of attractive valuations following a significant pullback earlier in 2011. Following a brief pullback in the spring, equity markets resumed their rally in June, continuing through September 30, 2012. For the one year ended September 30, 2012, the S&P 500® Index posted an impressive total return of 30.20% with dividends reinvested.

While also strongly positive, total returns for equity markets outside the United States were not able to match the remarkable returns of U.S. equity markets for the twelve months ended September 30, 2012. Ongoing issues such as the lack of debt resolution in the Eurozone, slowing global growth, and widespread civil unrest in the Middle East all contributed to limiting the advances of many major equity markets around the world. Developed markets equities, as measured by the MSCI EAFE Index (net dividends)7, posted a total return of 13.71% for the one year ended September 30, 2012. Meanwhile, the MSCI Emerging Markets Index (net dividends)8, posted similar results, gaining 16.88% for the same period.

Fixed income continued to provide steady returns as yields across the spectrum moved further into record low territory. The 10-Year U.S.Treasury Bond, widely viewed as a bellwether for the broader bond market, saw its yield fall to 1.63% as of September 30, 2012 from 1.92% as of a year prior. At several points throughout the year the yield reached nearly 2.40% before falling back again amid increased demand for low risk assets. The broad decline in yields was good for bond investors as bond prices rise as yields fall. The Barclays Capital U.S. Aggregate Bond Index9 advanced 5.14% for the year ended September 30, 2012.

Launched in November of 2011, the PresidentialSM Protected Profile Funds provide investors broad diversification across global equity and fixed income markets while also providing ongoing risk management. The Protection sub-strategy seeks to control the overall level of volatility of each Fund while also providing downside protection.

The Protection sub-strategy was successful in reducing the overall volatility of the Funds throughout the period from inception through September 30, 2012. Since the launch of the Protection sub-strategy, the Funds have experienced a substantial reduction in the volatility of their daily NAV relative to the composite benchmarks as measured by annualized standard deviation. Given the continued heightened level of global equity market volatility in 2011 and early 2012, the Funds held a significant level of protection into the first quarter of 2012. This level of protection generally detracted from results relative to unprotected benchmarks during this period when equity markets were rallying. However, the benefit of the Protection sub-strategy was evident later in the year when it was successful in protecting shareholder capital during the Q2-2012 downturn in equity markets. Overall, the Funds held true to their objective of reducing the volatility of returns.

The Funds benefitted throughout the year from their underlying exposure to broad equity markets, most notably their U. S. exposure. Holdings in the SPDR S&P 500® ETF and the iShares Russell 2000 Index ETF both contributed to returns by providing exposure to U.S. large and small cap stocks, respectively. The Funds also benefitted from a small exposure to global real estate through the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index ETF. On the fixed income side, contributors to performance included exposure to inflation protected bonds through the iShares Barclays Capital US TIPS Bond ETF as well as global fixed income exposure through the iShares Barclays Capital International Treasury Bond ETF.

David A Weiss, CFA

Kevin J. Adamson, CPA

Lincoln Investment Advisors Corporation

PresidentialSM Protected Profile Funds–1

PresidentialSM Protected Profile Funds

2012 Annual Report Commentary (continued)

PresidentialSM Protected Profile 2010 Fund

Growth of $10,000 invested 11/2/11 through 9/30/12

This chart illustrates, hypothetically, that $10,000 was invested in the PresidentialSM Protected Profile 2010 Fund Class A, Class C and Class I shares on 11/2/11 (commencement of operations). As the chart shows, by 9/30/12, the value of the investment at net asset value, with any dividends and distributions reinvested, would have increased to $10,695 for Class A, $10,676 for Class C and $10,723 for Class I shares. For comparison, look at how the customized benchmark did from 11/2/11 through 9/30/12. The same $10,000 would have increased to $11,121 for the PresidentialSM Protected Profile 2010 Composite, and increased to $11,662 for the Wilshire 5000 Total Market Index. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the period shown. Performance would have been lower had the expense waiver not been in effect.

Average annual total returns on investment	Ended 9/30/12
Class A Shares
Inception (11/2/11)	+ 6.95%

Class C Shares
Inception (11/2/11)	+ 6.76%

Class I Shares
Inception (11/2/11)	+ 7.23%

PresidentialSM Protected Profile 2020 Fund

Growth of $10,000 invested 11/2/11 through 9/30/12

This chart illustrates, hypothetically, that $10,000 was invested in the PresidentialSM Protected Profile 2020 Fund Class A, Class C and Class I shares on 11/2/11 (commencement of operations). As the chart shows, by 9/30/12, the value of the investment at net asset value, with any dividends and distributions reinvested, would have increased to $10,693 for Class A, $10,674 for Class C and $10,721 for Class I shares. For comparison, look at how the customized benchmark did from 11/2/11 through 9/30/12. The same $10,000 would have increased to $11,156 for the PresidentialSM Protected Profile 2020 Composite, and increased to $11,662 for the Wilshire 5000 Total Market Index. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the period shown. Performance would have been lower had the expense waiver not been in effect.

Average annual total returns on investment	Ended 9/30/12
Class A Shares
Inception (11/2/11)	+ 6.93%

Class C Shares
Inception (11/2/11)	+ 6.74%

Class I Shares
Inception (11/2/11)	+ 7.21%

PresidentialSM Protected Profile Funds–2

PresidentialSM Protected Profile Funds

2012 Annual Report Commentary (continued)

PresidentialSM Protected Profile 2030 Fund

Growth of $10,000 invested 11/2/11 through 9/30/12

This chart illustrates, hypothetically, that $10,000 was invested in the PresidentialSM Protected Profile 2030 Fund Class A, Class C and Class I shares on 11/2/11 (commencement of operations). As the chart shows, by 9/30/12, the value of the investment at net asset value, with any dividends and distributions reinvested, would have increased to $10,636 for Class A, $10,607 for Class C and $10,654 for Class I shares. For comparison, look at how the customized benchmark did from 11/2/11 through 9/30/12. The same $10,000 would have increased to $11,239 for the PresidentialSM Protected Profile 2030 Composite, and increased to $11,662 for the Wilshire 5000 Total Market Index. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the period shown. Performance would have been lower had the expense waiver not been in effect.

Average annual total returns on investment	Ended 9/30/12
Class A Shares
Inception (11/2/11)	+ 6.36%

Class C Shares
Inception (11/2/11)	+ 6.07%

Class I Shares
Inception (11/2/11)	+ 6.54%

PresidentialSM Protected Profile 2040 Fund

Growth of $10,000 invested 11/2/11 through 9/30/12

This chart illustrates, hypothetically, that $10,000 was invested in the PresidentialSM Protected Profile 2040 Fund Class A, Class C and Class I shares on 11/2/11 (commencement of operations). As the chart shows, by 9/30/12, the value of the investment at net asset value, with any dividends and distributions reinvested, would have increased to $10,682 for Class A, $10,660 for Class C and $10,709 for Class I shares. For comparison, look at how the customized benchmark did from 11/2/11 through 9/30/12. The same $10,000 would have increased to $11,370 for the PresidentialSM Protected Profile 2040 Composite, and increased to $11,662 for the Wilshire 5000 Total Market Index. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the period shown. Performance would have been lower had the expense waiver not been in effect.

Average annual total returns on investment	Ended 9/30/12
Class A Shares
Inception (11/2/11)	+ 6.82%

Class C Shares
Inception (11/2/11)	+ 6.60%

Class I Shares
Inception (11/2/11)	+ 7.09%

PresidentialSM Protected Profile Funds–3

PresidentialSM Protected Profile Funds

2012 Annual Report Commentary (continued)

PresidentialSM Protected Profile 2050 Fund

Growth of $10,000 invested 11/2/11 through 9/30/12

This chart illustrates, hypothetically, that $10,000 was invested in the PresidentialSM Protected Profile 2050 Fund Class A, Class C and Class I shares on 11/2/11 (commencement of operations). As the chart shows, by 9/30/12, the value of the investment at net asset value, with any dividends and distributions reinvested, would have increased to $10,610 for Class A, $10,588 for Class C and $10,633 for Class I shares. For comparison, look at how the customized benchmark did from 11/2/11 through 9/30/12. The same $10,000 would have increased to $11,484 for the PresidentialSM Protected Profile 2050 Composite, and increased to 11,662 for the Wilshire 5000 Total Market Index. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the period shown. Performance would have been lower had the expense waiver not been in effect.

Average annual total returns on investment	Ended 9/30/12
Class A Shares
Inception (11/2/11)	+ 6.10%

Class C Shares
Inception (11/2/11)	+ 5.88%

Class I Shares
Inception (11/2/11)	+ 6.33%
1.

The PresidentialSM Protected Profile 2010 Composite is an unmanaged index compiled by Lincoln Investment Advisors Corporation (LIAC), the Fund’s adviser. The PresidentialSM Protected Profile 2010 Composite is constructed as follows: 13% Barclays Capital U.S. TIPS Index, 35% Barclays Capital U.S. Aggregate Index, 37% Wilshire 5000 Total Market IndexSM, 14% MSCI EAFE Index (net dividends) and 1% MSCI Emerging Markets Index (net dividends)

2.

The PresidentialSM Protected Profile 2020 Composite is an unmanaged index compiled by Lincoln Investment Advisors Corporation (LIAC), the Fund’s adviser. The PresidentialSM Protected Profile 2020 Composite is constructed as follows: 11% Barclays Capital U.S. TIPS Index, 29% Barclays Capital U.S. Aggregate Index, 40% Wilshire 5000 Total Market IndexSM, 18% MSCI EAFE Index (net dividends) and 2% MSCIE merging Markets Index (net dividends)

3.

The PresidentialSM Protected Profile 2030 Composite is an unmanaged index compiled by Lincoln Investment Advisors Corporation (LIAC), the Fund’s adviser. The PresidentialSM Protected Profile 2030 Composite is constructed as follows: 7% Barclays Capital U.S. TIPS Index, 26% Barclays Capital U.S. Aggregate Index, 43% Wilshire 5000 Total Market IndexSM, 21% MSCI EAFE Index (net dividends) and 3% MSCI Emerging Markets Index (net dividends).

4.

The PresidentialSM Protected Profile 2040 Composite is an unmanaged index compiled by Lincoln Investment Advisors Corporation (LIAC), the Fund’s adviser. The PresidentialSM Protected Profile 2040 Composite is constructed as follows: 1% Barclays Capital U.S. TIPS Index, 18% Barclays Capital U.S. Aggregate Index, 49% Wilshire 5000 Total Market IndexSM, 29% MSCI EAFE Index (net dividends) and 3% MSCI Emerging Markets Index (net dividends).

5.

The PresidentialSM Protected Profile 2050 Composite is an unmanaged index compiled by Lincoln Investment Advisors Corporation (LIAC), the Fund’s adviser. The PresidentialSM Protected Profile 2050 Composite is constructed as follows: 5% Barclays Capital U.S. Aggregate Index, 53% Wilshire 5000 Total Market IndexSM, 38% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends).

6.	The S&P 500® Index is a broad based measurement of changes in stock market conditions based on average performance of 500 widely held common stocks.
7.	The MSCI EAFE Index (net dividends) is a free float-adjusted Market Capitalization Index that is designed to measure the equity market performance of developed markets (Europe, Austra/Asia, and the Far East), excluding the U.S. and Canada.
8.	The Barclays Capital U.S. Aggregate Bond Index measures the performance of more than 8,500 publicly issued investment grade (Baa3/BBB- or better) corporate, U.S. government, mortgage-and asset-backed securities with at least one year to maturity and at least $250 million per amount outstanding.
9.	The MSCI Emerging Markets Index (net dividends) is a free float- adjusted market capitalization index that is designed to measure equity market performance in global emerging markets.

PresidentialSM Protected Profile Funds–4

PresidentialSM Protected Profile Funds

Disclosure

OF FUND EXPENSES

For the Period April 1, 2012 to September 30, 2012

As a Fund shareholder, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge certain transaction fees, such as redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

PresidentialSM Protected Profile 2010 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Annualized Expense Ratio	Expenses Paid During Period 4/1/12 to 9/30/12*
Actual
Class A	$1,000.00	$1,020.70	0.90%	$4.55
Class C	1,000.00	1,020.20	1.15%	5.81
Class I	1,000.00	1,021.90	0.65%	3.29

Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.50	0.90%	$4.55
Class C	1,000.00	1,019.25	1.15%	5.81
Class I	1,000.00	1,021.75	0.65%	3.29

PresidentialSM Protected Profile 2020 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Annualized Expense Ratio	Expenses Paid During Period 4/1/12 to 9/30/12*
Actual
Class A	$1,000.00	$1,017.50	0.90%	$4.54
Class C	1,000.00	1,016.00	1.15%	5.80
Class I	1,000.00	1,018.70	0.65%	3.28

Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.50	0.90%	$4.55
Class C	1,000.00	1,019.25	1.15%	5.81
Class I	1,000.00	1,021.75	0.65%	3.29

PresidentialSM Protected Profile 2030 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Annualized Expense Ratio	Expenses Paid During Period 4/1/12 to 9/30/12*
Actual
Class A	$1,000.00	$1,008.30	0.90%	$4.52
Class C	1,000.00	1,005.90	1.15%	5.77
Class I	1,000.00	1,008.60	0.65%	3.26

Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.50	0.90%	$4.55
Class C	1,000.00	1,019.25	1.15%	5.81
Class I	1,000.00	1,021.75	0.65%	3.29

PresidentialSM Protected Profile Funds–5

PresidentialSM Protected Profile Funds

Disclosure

OF FUND EXPENSES (continued)

PresidentialSM Protected Profile 2040 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Annualized Expense Ratio	Expenses Paid During Period 4/1/12 to 9/30/12*
Actual
Class A	$1,000.00	$1,001.00	0.90%	$4.50
Class C	1,000.00	1,000.40	1.15%	5.75
Class I	1,000.00	1,003.10	0.65%	3.26

Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.50	0.90%	$4.55
Class C	1,000.00	1,019.25	1.15%	5.81
Class I	1,000.00	1,021.75	0.65%	3.29

PresidentialSM Protected Profile 2050 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Annualized Expense Ratio	Expenses Paid During Period 4/1/12 to 9/30/12*
Actual
Class A	$1,000.00	$993.10	0.90%	$4.48
Class C	1,000.00	991.50	1.15%	5.73
Class I	1,000.00	993.90	0.65%	3.24

Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.50	0.90%	$4.55
Class C	1,000.00	1,019.25	1.15%	5.81
Class I	1,000.00	1,021.75	0.65%	3.29

*	Expenses Paid During Period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests a significant portion of its net assets in other mutual funds, including exchange-traded funds (collectively, the Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an Investment in each table above does not reflect the expenses of the Underlying Funds.

PresidentialSM Protected Profile Funds–6

PresidentialSM Protected Profile Funds

Security Type/Sector Allocations

As of September 30, 2012

PresidentialSM Protected Profile 2010 Fund

Security Type/Sector	Percentage of Net Assets
Unaffiliated Investment Companies	98.08%

Commodity Fund	1.89%
Equity Funds	34.79%
Fixed Income Funds	41.08%
International Equity Funds	13.36%
International Fixed Income Fund	4.86%
Money Market Fund	2.10%

Total Value of Securities	98.08%

Receivables and Other Assets Net of Liabilites	1.92%

Total Net Assets	100.00%

PresidentialSM Protected Profile 2020 Fund

Security Type/Sector	Percentage of Net Assets
Unaffiliated Investment Companies	98.86%

Commodity Fund	1.90%
Equity Funds	39.77%
Fixed Income Funds	33.44%
International Equity Funds	18.11%
International Fixed Income Fund	2.93%
Money Market Fund	2.71%

Total Value of Securities	98.86%

Receivables and Other Assets Net of Liabilites	1.14%

Total Net Assets	100.00%

PresidentialSM Protected Profile 2030 Fund

Security Type/Sector	Percentage of Net Assets
Unaffiliated Investment Companies	96.61%

Commodity Fund	2.75%
Equity Funds	41.34%
Fixed Income Funds	22.14%
International Equity Funds	22.20%
International Fixed Income Fund	4.72%
Money Market Fund	3.46%

Total Value of Securities	96.61%

Receivables and Other Assets Net of Liabilites	3.39%

Total Net Assets	100.00%

PresidentialSM Protected Profile 2040 Fund

Security Type/Sector	Percentage of Net Assets
Unaffiliated Investment Companies	102.20%

Commodity Fund	2.79%
Equity Funds	47.62%
Fixed Income Funds	12.14%
International Equity Funds	29.08%
International Fixed Income Fund	2.87%
Money Market Fund	7.70%

Total Value of Securities	102.20%

Liabilities Net of Receivables and Other Assets	(2.20%)

Total Net Assets	100.00%

PresidentialSM Protected Profile 2050 Fund

Security Type/Sector	Percentage of Net Assets
Unaffiliated Investment Companies	98.98%

Commodity Fund	2.73%
Equity Funds	50.40%
Fixed Income Fund	2.74%
International Equity Funds	36.63%
Money Market Fund	6.48%

Total Value of Securities	98.98%

Receivables and Other Assets Net of Liabilites	1.02%

Total Net Assets	100.00%

PresidentialSM Protected Profile Funds–7

PresidentialSM Protected Profile 2010 Fund

Statement of Net Assets

September 30, 2012

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–98.08%
Commodity Fund–1.89%
†iShares S&P GSCI Commodity Indexed Trust	4,311	$145,712

		145,712

Equity Funds–34.79%
iShares Russell 2000 Index Fund	2,699	225,259
iShares S&P MidCap 400 Index Fund	1,506	148,612
SPDR® S&P 500 ETF	16,074	2,313,531

		2,687,402

Fixed Income Funds–41.08%
iShares Barclays 0-5 Year TIPS Bond Fund	3,568	367,789
iShares Barclays TIPS Bond Fund	4,869	592,849
iShares Floating Rate Note Fund	4,389	221,469
Vanguard Mortgage-Backed Securities ETF	6,976	368,821
Vanguard Total Bond Market ETF	19,056	1,622,619

		3,173,547

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–13.36%
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	4,853	$150,977
Vanguard MSCI EAFE ETF	22,212	730,108
Vanguard MSCI Emerging Markets ETF	3,612	150,801

		1,031,886

International Fixed Income Fund–4.86%
SPDR® Barclays Capital International Treasury Bond ETF	6,099	375,393

		375,393

Money Market Fund–2.10%
Dreyfus Treasury & Agency Cash Management Fund	162,056	162,056

		162,056

Total Unaffiliated Investment Companies (Cost $7,307,218)		7,575,996

	TOTAL VALUE OF SECURITIES–98.08% (Cost $7,307,218)	7,575,996
«	RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.92%	148,692

	NET ASSETS APPLICABLE TO 730,141 SHARES OUTSTANDING–100.00%	$7,724,688

	NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2010 FUND CLASS A ($5,591,642 / 528,460 Shares)	$10.58

	NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2010 FUND CLASS C ($10,671 / 1,009 Shares)	$10.58

	NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2010 FUND CLASS I ($2,122,375 / 200,672 Shares)	$10.58

	COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2012:
	Shares of beneficial interest (unlimited authorization–no par)	$7,490,446
	Undistributed net investment income	17,923
	Accumulated net realized loss on investments	(56,793)
	Net unrealized appreciation of investments and derivatives.	273,112

	Total net assets	$7,724,688

†	Non income producing security.
«	Includes $10,000 cash and $4,734 foreign currencies pledged as collateral for futures contracts.

Net Asset Value and Offering Price Per Share–PresidentialSM Protected Profile 2010 Fund
Net asset value Class A (A)	$10.58
Sales charge (5.75% of offering price) (B)	0.65

Offering price	$11.23

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

PresidentialSM Protected Profile Funds–8

PresidentialSM Protected Profile 2010 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at September 30, 2012:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(2) E-mini S&P 500 Index	$(144,388)	$(143,420)	12/22/12	$968
(1) Euro Currency	(160,772)	(160,775)	12/20/12	(3)
(2) Euro STOXX 50 Index	(66,519)	(63,096)	12/25/12	3,423

	$(371,679)			$4,388

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–9

PresidentialSM Protected Profile 2020 Fund

Statement of Net Assets

September 30, 2012

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–98.86%
Commodity Fund–1.90%
†iShares S&P GSCI Commodity Indexed Trust	3,681	$124,418

		124,418

Equity Funds–39.77%
iShares Russell 2000 Index Fund	2,312	192,960
iShares S&P MidCap 400 Index Fund	2,574	254,002
SPDR® S&P 500 ETF	15,024	2,162,404

		2,609,366

Fixed Income Funds–33.44%
iShares Barclays 0-5 Year TIPS Bond Fund	1,824	188,018
iShares Barclays TIPS Bond Fund	3,109	378,552
iShares Floating Rate Note Fund	3,738	188,619
Vanguard Mortgage-Backed Securities ETF	3,563	188,376
Vanguard Total Bond Market ETF	14,682	1,250,172

		2,193,737

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–18.11%
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	4,135	$128,640
Vanguard MSCI EAFE ETF	26,396	867,637
Vanguard MSCI Emerging Markets ETF	4,598	191,967

		1,188,244

International Fixed Income Fund–2.93%
SPDR® Barclays Capital International Treasury Bond ETF	3,119	191,974

		191,974

Money Market Fund–2.71%
Dreyfus Treasury & Agency Cash Management Fund	177,900	177,900

		177,900

Total Unaffiliated Investment Companies (Cost $6,217,720)		6,485,639

	TOTAL VALUE OF SECURITIES–98.86% (Cost $6,217,720)	6,485,639
«	RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.14%	75,109

	NET ASSETS APPLICABLE TO 620,668 SHARES OUTSTANDING–100.00%	$6,560,748

	NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2020 FUND CLASS A ($4,415,471 / 417,676 Shares)	$10.57

	NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2020 FUND CLASS C ($10,671 / 1,010 Shares)	$10.57

	NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2020 FUND CLASS I ($2,134,606 / 201,982 Shares)	$10.57

	COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2012:
	Shares of beneficial interest (unlimited authorization–no par)	$6,346,394
	Undistributed net investment income	21,679
	Accumulated net realized loss on investments	(85,734)
	Net unrealized appreciation of investments and derivatives.	278,409

	Total net assets	$6,560,748

†	Non income producing security.
«	Includes $20,500 cash and $11,835 foreign currencies pledged as collateral for futures contracts.

Net Asset Value and Offering Price Per Share–PresidentialSM Protected Profile 2020 Fund
Net asset value Class A (A)	$10.57
Sales charge (5.75% of offering price) (B)	0.64

Offering price	$11.21

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

PresidentialSM Protected Profile Funds–10

PresidentialSM Protected Profile 2020 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at September 30, 2012:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(5) E-mini S&P 500 Index	$(359,716)	$(358,550)	12/22/12	$1,166
(1) Euro Currency	(161,303)	(160,775)	12/20/12	528
(5) Euro STOXX 50 Index	(166,689)	(157,740)	12/25/12	8,949

	$(687,708)			$10,643

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–11

PresidentialSM Protected Profile 2030 Fund

Statement of Net Assets

September 30, 2012

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–96.61%
Commodity Fund–2.75%
†iShares S&P GSCI Commodity Indexed Trust	3,363	$113,669

		113,669

Equity Funds–41.34%
iShares Russell 2000 Index Fund	1,415	118,096
iShares S&P MidCap 400 Index Fund	1,572	155,125
SPDR® S&P 500 ETF	9,979	1,436,278

		1,709,499

Fixed Income Funds–22.14%
iShares Barclays 0-5 Year TIPS Bond Fund	742	76,485
iShares Barclays TIPS Bond Fund	634	77,196
iShares Floating Rate Note Fund	759	38,299
Vanguard Mortgage-Backed Securities ETF	725	38,331
Vanguard Total Bond Market ETF	8,051	685,543

		915,854

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–22.20%
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,527	$78,615
Vanguard MSCI EAFE ETF	18,425	605,630
Vanguard MSCI Emerging Markets ETF	3,748	156,479
Vanguard Total World Stock ETF	1,611	77,360

		918,084

International Fixed Income Fund–4.72%
SPDR® Barclays Capital International Treasury Bond ETF	3,171	195,175

		195,175

Money Market Fund–3.46%
Dreyfus Treasury & Agency Cash Management Fund	143,024	143,024

		143,024

Total Unaffiliated Investment Companies (Cost $3,777,726)		3,995,305

	TOTAL VALUE OF SECURITIES–96.61% (Cost $3,777,726)	3,995,305
«	RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.39%	140,301

	NET ASSETS APPLICABLE TO 393,687 SHARES OUTSTANDING–100.00%	$4,135,606

	NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2030 FUND CLASS A ($2,014,840 / 191,777 Shares)	$10.51

	NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2030 FUND CLASS C ($10,610 / 1,010 Shares)	$10.50

	NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2030 FUND CLASS I ($2,110,156 / 200,900 Shares)	$10.50

	COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2012:
	Shares of beneficial interest (unlimited authorization–no par)	$3,991,337
	Undistributed net investment income	16,955
	Accumulated net realized loss on investments	(95,844)
	Net unrealized appreciation of investments and derivatives.	223,158

	Total net assets	$4,135,606

†	Non income producing security.
«	Includes $13,500 cash and $7,101 foreign currencies pledged as collateral for futures contracts.

Net Asset Value and Offering Price Per Share–PresidentialSM Protected Profile 2030 Fund
Net asset value Class A (A)	$10.51
Sales charge (5.75% of offering price) (B)	0.64

Offering price	$11.15

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

PresidentialSM Protected Profile Funds–12

PresidentialSM Protected Profile 2030 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at September 30, 2012:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(3) E-mini S&P 500 Index	$(214,883)	$(215,130)	12/22/12	$(247)
(1) Euro Currency	(161,304)	(160,775)	12/20/12	529
(3) Euro STOXX 50 Index	(100,013)	(94,644)	12/25/12	5,369

	$(476,200)			$5,651

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–13

PresidentialSM Protected Profile 2040 Fund

Statement of Net Assets

September 30, 2012

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–102.20%
Commodity Fund–2.79%
†iShares S&P GSCI Commodity Indexed Trust	2,512	$84,906

		84,906

Equity Funds–47.62%
iShares Russell 2000 Index Fund	1,401	116,927
iShares S&P MidCap 400 Index Fund	1,466	144,665
SPDR® S&P 500 ETF	8,245	1,186,702

		1,448,294

Fixed Income Funds–12.14%
iShares Floating Rate Note Fund	565	28,510
Vanguard Total Bond Market ETF	4,002	340,770

		369,280

International Equity Funds–29.08%
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,824	87,855

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
Vanguard MSCI EAFE ETF	16,295	$535,617
Vanguard MSCI Emerging Markets ETF	3,485	145,499
Vanguard Total World Stock ETF	2,402	115,344

		884,315

International Fixed Income Fund–2.87%
SPDR® Barclays Capital International Treasury Bond ETF	1,419	87,339

		87,339

Money Market Fund–7.70%
Dreyfus Treasury & Agency Cash Management Fund	234,004	234,004

		234,004

Total Unaffiliated Investment Companies (Cost $2,908,669)		3,108,138

	TOTAL VALUE OF SECURITIES–102.20% (Cost $2,908,669)	3,108,138
«	LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.20%)	(66,947)

	NET ASSETS APPLICABLE TO 288,638 SHARES OUTSTANDING–100.00%	$3,041,191

	NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2040 FUND CLASS A ($898,661 / 85,277 Shares)	$10.54

	NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2040 FUND CLASS C ($10,656 / 1,011 Shares)	$10.54

	NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2040 FUND CLASS I ($2,131,874 / 202,350 Shares)	$10.54

	COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2012:
	Shares of beneficial interest (unlimited authorization–no par)	$2,914,850
	Undistributed net investment income	14,173
	Net realized loss on investments	(92,864)
	Net unrealized appreciation of investments and derivatives.	205,032

	Total net assets	$3,041,191

†	Non income producing security.
«	Includes $10,000 cash and $7,101 foreign currencies pledged as collateral for futures contracts.

Net Asset Value and Offering Price Per Share–PresidentialSM Protected Profile 2040 Fund
Net asset value Class A (A)	$10.54
Sales charge (5.75% of offering price) (B)	0.64

Offering price	$11.18

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

PresidentialSM Protected Profile Funds–14

PresidentialSM Protected Profile 2040 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at September 30, 2012:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(2) E-mini S&P 500 Index	$(143,256)	$(143,420)	12/22/12	$(164)
(1) Euro Currency	(161,303)	(160,775)	12/20/12	528
(3) Euro STOXX 50 Index	(99,935)	(94,644)	12/25/12	5,291

	$(404,494)			$5,655

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–15

PresidentialSM Protected Profile 2050 Fund

Statement of Net Assets

September 30, 2012

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–98.98%
Commodity Fund–2.73%
†iShares S&P GSCI Commodity Indexed Trust	1,988	$67,194

		67,194

Equity Funds–50.40%
iShares Russell 2000 Index Fund	1,393	116,260
iShares S&P MidCap 400 Index Fund	1,162	114,666
SPDR® S&P 500 ETF	7,014	1,009,524

		1,240,450

Fixed Income Fund–2.74%
Vanguard Total Bond Market ETF	791	67,354

		67,354

International Equity Funds–36.63%
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,242	69,749

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
Vanguard MSCI EAFE ETF	18,318	$602,113
Vanguard MSCI Emerging Markets ETF	3,312	138,276
Vanguard Total World Stock ETF	1,905	91,478

		901,616

Money Market Fund–6.48%
Dreyfus Treasury & Agency Cash Management Fund	159,634	159,634

		159,634

Total Unaffiliated Investment Companies (Cost $2,247,794)		2,436,248

	TOTAL VALUE OF SECURITIES–98.98% (Cost $2,247,794)	2,436,248
«	RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.02%	25,034

	NET ASSETS APPLICABLE TO 235,244 SHARES OUTSTANDING–100.00%	$2,461,282

	NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2050 FUND CLASS A ($265,598 / 25,388 Shares)	$10.46

	NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2050 FUND CLASS C ($10,589 / 1,012 Shares)	$10.46

	NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2050 FUND CLASS I ($2,185,095 / 208,844 Shares)	$10.46

	COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2012:
	Shares of beneficial interest (unlimited authorization–no par)	$2,354,853
	Undistributed net investment income	16,404
	Net realized loss on investments	(102,189)
	Net unrealized appreciation of investments and derivatives	192,214

	Total net assets	$2,461,282

†	Non income producing security.
«	Includes $10,000 cash and $4,734 foreign currencies pledged as collateral for futures contracts.

Net Asset Value and Offering Price Per Share–PresidentialSM Protected Profile 2050 Fund
Net asset value Class A (A)	$10.46
Sales charge (5.75% of offering price) (B)	0.64

Offering price	$11.10

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

PresidentialSM Protected Profile Funds–16

PresidentialSM Protected Profile 2050 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at September 30, 2012:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(2) E-mini S&P 500 Index	$(143,255)	$(143,420)	12/22/12	$(165)
(1) Euro Currency	(161,303)	(160,775)	12/20/12	528
(2) Euro STOXX 50 Index	(66,539)	(63,096)	12/25/12	3,443

	$(371,097)			$3,806

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–17

PresidentialSM Protected Profile Funds

Statements of Operations

November 2, 2011* to September 30, 2012

	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$87,183	$85,808	$68,666	$62,124	$61,772

EXPENSES:
Accounting and administration expenses	77,854	77,532	76,554	76,060	75,745
Registration fees	24,921	25,156	25,151	25,156	25,156
Professional fees	18,526	18,511	17,925	17,512	17,151
Transfer agent fees and expenses	14,556	14,538	14,538	14,538	14,537
Management fees	13,107	12,260	9,815	8,489	7,826
Reports and statements to shareholders	7,021	6,993	6,908	7,120	6,896
Service fees	5,358	5,347	5,331	5,318	5,310
Shareholder servicing fees	3,823	3,393	2,589	2,096	1,725
Distribution fees-Class A	3,520	2,977	1,472	614	149
Distribution fees-Class C	47	47	47	47	47
Custodian fees	2,179	2,233	2,239	1,909	1,583
Trustees’ fees	52	50	46	44	43
Other	2,525	2,519	2,478	2,467	2,468

	173,489	171,556	165,093	161,370	158,636
Less expenses waived/reimbursed	(149,715)	(149,814)	(148,716)	(148,001)	(146,934)

Total operating expenses	23,774	21,742	16,377	13,369	11,702

NET INVESTMENT INCOME	63,409	64,066	52,289	48,755	50,070

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investment companies	3,263	2,667	2,184	1,442	305
Sale of investments in unaffiliated investment companies	(11,621)	(4,621)	(8,798)	(10,353)	(4,166)
Foreign currencies	16	484	(197)	(1,039)	(320)
Futures contracts	(47,034)	(82,683)	(88,333)	(83,361)	(98,203)

Net realized loss	(55,376)	(84,153)	(95,144)	(93,311)	(102,384)

Net unrealized appreciation (depreciation) of:
Investments	268,778	267,919	217,579	199,469	188,454
Foreign currencies	(54)	(153)	(72)	(92)	(46)
Futures contracts	4,388	10,643	5,651	5,655	3,806

Net unrealized appreciation	273,112	278,409	223,158	205,032	192,214

NET REALIZED AND UNREALIZED GAIN	217,736	194,256	128,014	111,721	89,830

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$281,145	$258,322	$180,303	$160,476	$139,900

*	Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–18

PresidentialSM Protected Profile Funds

Statements of Changes in Net Assets

	PresidentialSM Protected Profile 2010 Fund 11/2/11* to 9/30/12	PresidentialSM Protected Profile 2020 Fund 11/2/11* to 9/30/12	PresidentialSM Protected Profile 2030 Fund 11/2/11* to 9/30/12	PresidentialSM Protected Profile 2040 Fund 11/2/11* to 9/30/12	PresidentialSM Protected Profile 2050 Fund 11/2/11* to 9/30/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$63,409	$64,066	$52,289	$48,755	$50,070
Net realized loss	(55,376)	(84,153)	(95,144)	(93,311)	(102,384)
Net unrealized appreciation	273,112	278,409	223,158	205,032	192,214

Net increase in net assets resulting from operations	281,145	258,322	180,303	160,476	139,900

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(19,635)	(15,221)	(6,750)	(2,204)	(553)
Class C	(91)	(98)	(101)	(113)	(120)
Class I	(27,220)	(28,688)	(29,212)	(31,857)	(32,837)

	(46,946)	(44,007)	(36,063)	(34,174)	(33,510)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	5,913,435	4,391,718	2,238,458	1,004,292	259,757
Class C	10,000	10,000	10,000	10,000	10,000
Class I	1,979,884	1,991,442	1,980,075	1,991,582	2,064,783
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	19,635	15,221	6,750	2,204	553
Class C	91	98	101	113	120
Class I	27,220	28,688	29,212	31,857	32,837

	7,950,265	6,437,167	4,264,596	3,040,048	2,368,050

Cost of shares repurchased:
Class A	(459,776)	(90,714)	(273,230)	(125,138)	(1,000)
Class I	—	(20)	—	(21)	(12,158)

	(459,776)	(90,734)	(273,230)	(125,159)	(13,158)

Increase in net assets derived from capital share transactions	7,490,489	6,346,433	3,991,366	2,914,889	2,354,892

NET INCREASE IN NET ASSETS	7,724,688	6,560,748	4,135,606	3,041,191	2,461,282
NET ASSETS:
Beginning of period	—	—	—	—	—

End of period	$7,724,688	$6,560,748	$4,135,606	$3,041,191	$2,461,282

Undistributed net investment income	$17,923	$21,679	$16,955	$14,173	$16,404

*	Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–19

PresidentialSM Protected Profile 2010 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	PresidentialSM Protected Profile 2010 Fund
	Class A 11/2/11[1] to 9/30/12	Class C 11/2/11[1] to 9/30/12	Class I 11/2/11[1] to 9/30/12
Net asset value, beginning of period	$10.00	$10.00	$10.00

Income from investment operations:
Net investment income[2]	0.17	0.14	0.19
Net realized and unrealized gain	0.52	0.53	0.53

Total from investment operations	0.69	0.67	0.72

Less dividends and distributions from:
Net investment income	(0.11)	(0.09)	(0.14)

Total dividends and distributions	(0.11)	(0.09)	(0.14)

Net asset value, end of period	$10.58	$10.58	$10.58

Total return[3]	6.95%	6.76%	7.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,592	$11	$2,122
Ratio of expenses to average net assets[4]	0.86%	1.11%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	5.41%	5.66%	5.16%
Ratio of net investment income to average net assets	1.79%	1.54%	2.04%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	(2.76%)	(3.01%)	(2.51%)
Portfolio turnover	42%	42%	42%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–20

PresidentialSM Protected Profile 2020 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	PresidentialSM Protected Profile 2020 Fund
	Class A 11/2/11[1] to 9/30/12	Class C 11/2/11[1] to 9/30/12	Class I 11/2/11[1] to 9/30/12
Net asset value, beginning of period	$10.00	$10.00	$10.00

Income from investment operations:
Net investment income[2]	0.18	0.16	0.20
Net realized and unrealized gain	0.51	0.51	0.51

Total from investment operations	0.69	0.67	0.71

Less dividends and distributions from:
Net investment income	(0.12)	(0.10)	(0.14)

Total dividends and distributions	(0.12)	(0.10)	(0.14)

Net asset value, end of period	$10.57	$10.57	$10.57

Total return[3]	6.93%	6.74%	7.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,415	$11	$2,135
Ratio of expenses to average net assets[4]	0.86%	1.11%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	5.73%	5.98%	5.48%
Ratio of net investment income to average net assets	1.93%	1.68%	2.18%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	(2.94%)	(3.19%)	(2.69%)
Portfolio turnover	29%	29%	29%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–21

PresidentialSM Protected Profile 2030 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	PresidentialSM Protected Profile 2030 Fund
	Class A 11/2/11[1] to 9/30/12	Class C 11/2/11[1] to 9/30/12	Class I 11/2/11[1] to 9/30/12
Net asset value, beginning of period	$10.00	$10.00	$10.00

Income from investment operations:
Net investment income[2]	0.18	0.16	0.20
Net realized and unrealized gain	0.45	0.44	0.45

Total from investment operations	0.63	0.60	0.65

Less dividends and distributions from:
Net investment income	(0.12)	(0.10)	(0.15)

Total dividends and distributions	(0.12)	(0.10)	(0.15)

Net asset value, end of period	$10.51	$10.50	$10.50

Total return[3]	6.36%	6.07%	6.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,015	$11	$2,110
Ratio of expenses to average net assets[4]	0.85%	1.10%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	6.90%	7.15%	6.65%
Ratio of net investment income to average net assets	1.94%	1.69%	2.19%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	(4.11%)	(4.36%)	(3.86%)
Portfolio turnover	31%	31%	31%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–22

PresidentialSM Protected Profile 2040 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	PresidentialSM Protected Profile 2040 Fund
	Class A 11/2/11[1] to 9/30/12	Class C 11/2/11[1] to 9/30/12	Class I 11/2/11[1] to 9/30/12
Net asset value, beginning of period	$10.00	$10.00	$10.00

Income from investment operations:
Net investment income[2]	0.20	0.17	0.22
Net realized and unrealized gain	0.47	0.48	0.48

Total from investment operations	0.67	0.65	0.70

Less dividends and distributions from:
Net investment income	(0.13)	(0.11)	(0.16)

Total dividends and distributions	(0.13)	(0.11)	(0.16)

Net asset value, end of period	$10.54	$10.54	$10.54

Total return[3]	6.82%	6.60%	7.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$898	$11	$2,132
Ratio of expenses to average net assets[4]	0.85%	1.10%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	7.81%	8.06%	7.56%
Ratio of net investment income to average net assets	2.07%	1.82%	2.32%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	(4.89%)	(5.14%)	(4.64%)
Portfolio turnover	29%	29%	29%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–23

PresidentialSM Protected Profile 2050 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	PresidentialSM Protected Profile 2050 Fund
	Class A 11/2/11[1] to 9/30/12	Class C 11/2/11[1] to 9/30/12	Class I 11/2/11[1] to 9/30/12
Net asset value, beginning of period	$10.00	$10.00	$10.00

Income from investment operations:
Net investment income[2]	0.22	0.19	0.24
Net realized and unrealized gain	0.38	0.39	0.38

Total from investment operations	0.60	0.58	0.62

Less dividends and distributions from:
Net investment income	(0.14)	(0.12)	(0.16)

Total dividends and distributions	(0.14)	(0.12)	(0.16)

Net asset value, end of period	$10.46	$10.46	$10.46

Total return[3]	6.10%	5.88%	6.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$266	$10	$2,185
Ratio of expenses to average net assets[4]	0.84%	1.09%	0.59%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	8.34%	8.59%	8.09%
Ratio of net investment income to average net assets	2.32%	2.07%	2.57%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	(5.18%)	(5.43%)	(4.93%)
Portfolio turnover	29%	29%	29%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–24

PresidentialSM Protected Profile Funds

Notes to Financial Statements

September 30, 2012

Lincoln Advisors Trust (LAT or the Trust) is organized as a Delaware statutory trust and consists of 5 series (Series): PresidentialSM Protected Profile 2010 Fund, PresidentialSM Protected Profile 2020 Fund, PresidentialSM Protected Profile 2030 Fund, PresidentialSM Protected Profile 2040 Fund and PresidentialSM Protected Profile 2050 Fund (each, a Fund, or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class C, and Class I shares. The Class A shares and Class C shares are subject to a distribution and service (Rule 12b-1) fee. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first eighteen months. Class C shares are normally subject to a CDSC of 0.50%, if redeemed during the first twelve months. Class I shares are not subject to a sales charge. The Funds’ shares are available only to investors purchasing through Lincoln affiliates.

Each Fund will invest a significant portion of its assets in exchange-traded funds (ETFs) and investment companies (mutual funds) that are advised by non-affiliated managers (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds will employ a passive investment style (i.e., index funds). In addition to mutual fund investments, the Funds employ an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility and hedge downside equity market risk.

The Funds are target-date funds, which are designed for investors planning to retire close to the year indicated in the name of the Fund.

Each Fund’s investment objective is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–ETFs, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Funds’ investments in each Underlying Fund is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Funds. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Funds. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax provision taken on federal income tax returns for the open tax year September 30, 2012, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

PresidentialSM Protected Profile Funds–25

PresidentialSM Protected Profile Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period November 2, 2011* throught September 30, 2012.

*	Date of commencement of operations.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of The Lincoln National Life Insurance Company (Lincoln Life), a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and provides certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of 0.40% of the average daily net assets of each Fund. This fee is in addition to the management fee indirectly paid to the investment advisors of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of average daily net assets of each Fund. This agreement will continue at least through January 28, 2013, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

LIAC has contractually agreed to reimburse each Fund to the extent that the Funds’ annual operating expenses (exluding Underlying Fund fees and expenses and shareholder services fees) exceed 0.50% of each Fund’s average daily net assets for Class I shares (0.75% for Class A shares and 1.00% for Class C shares). The agreement will continue at least through January 28, 2013, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LIAC has retained Wilshire Associates Incorporated (Wilshire) to provide consulting services relating to the Funds’ asset allocation strategy, and Milliman Financial Risk Management LLC (Milliman) to provide consulting services relating to the Funds’ risk management strategy. LIAC pays Wilshire’s and Milliman’s consulting fees out of LIAC’s advisory fees. Wilshire and Milliman have no advisory authority in relation to the Funds.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of the Funds during the month, subject to an annual minimum of $150,000 per year at the Trust level, and reimburses Lincoln Life for the cost of internal legal services it provides to the Funds. For the period November 2, 2011* through September 30, 2012, fees for these administrative and legal services amounted as follows:

	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
Administration fees	$27,377	$27,371	$27,354	$27,424	$27,427
Legal fees	7,393	7,078	6,117	5,552	5,234

*	Date of commencement of operations.

Pursuant to a distribution and service plan, the Funds are authorized to pay service organizations, including affiliates of LIAC, out of the assets of the Class A shares and Class C shares, an annual fee (Plan Fee) not to exceed 0.30% of average daily net assets of the Class A shares and 1.00% of average daily net assets of the Class C shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Class A shares and 0.50% of the Class C shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Class I shares.

In addition to the Plan Fee, the Trust may pay a Servicing Fee to parties who perform certain shareholder services such as recordkeeping, maintaining shareholder accounts and other client and communication services. The Servicing Fee cannot exceed 0.25% of daily average net assets. The Trust pays Lincoln Retirement Services Company (LRSC), a wholly owned subsidiary of Lincoln Life, a Servicing Fee of 0.15%.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

PresidentialSM Protected Profile Funds–26

PresidentialSM Protected Profile Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At September 30, 2012, the Funds had receivables due from or liabilities payable to affiliates as follows:

	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
Receivables from LIAC	$9,035	$9,588	$9,956	$9,730	$9,643
Distribution fees payable to LFD	998	825	392	158	59

Certain officers and trustees of the Trust are also officers or directors of LIAC and receive no compensation from the Funds. The Funds pay the compensation of unaffiliated trustees.

3. Investments

For the period November 2, 2011* through September 30, 2012, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
Purchases	$8,740,299	$7,065,666	$4,463,454	$3,331,059	$2,680,447
Sales	1,583,634	1,021,751	820,481	646,745	589,299

*	Date of commencement of operations.

At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
Cost of investments	$7,324,755	$6,227,310	$3,793,146	$2,922,931	$2,256,787

Aggregate unrealized appreciation	$268,788	$267,929	$217,598	$199,489	$188,473
Aggregate unrealized depreciation	(17,547)	(9,600)	(15,439)	(14,282)	(9,012)

Net unrealized appreciation	$251,241	$258,329	$202,159	$185,207	$179,461

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

PresidentialSM Protected Profile Funds–27

PresidentialSM Protected Profile Funds

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
Investment Companies	$7,575,996	$6,485,639	$3,995,305	$3,108,138	$2,436,248

Futures Contracts	$4,388	$10,643	$5,651	$5,655	$3,806

There were no Level 3 investments during or at the end of the period.

During the period November 2, 2011* through September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. The Funds’ policy is to recognize transfers between levels at the beginning of the reporting period.

*	Date of commencement of operations.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the period November 2, 2011* through September 30, 2012 was as follows:

	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
Ordinary income	$46,946	$44,007	$36,063	$34,174	$33,510

*	Date of commencement of operations.

5. Components of Net Assets on a Tax Basis

As of September 30, 2012, the components of net assets were as follows:

	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
Shares of beneficial interest	$7,490,446	$6,346,394	$3,991,337	$2,914,850	$2,354,853
Undistributed ordinary income	17,913	21,669	16,936	14,153	16,385
Undistributed long-term capital gains	541	—	—	—	—
Accumulated capital & other losses	(38,822)	(74,440)	(80,123)	(78,218)	(92,814)
Unrealized appreciation	254,610	267,125	207,456	190,406	182,858

Net assets	$7,724,688	$6,560,748	$4,135,606	$3,041,191	$2,461,282

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, partnership interest and mark-to-market of futures contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and distributions received from the Underlying Funds. Results of operations and net assets were not affected by these reclassifications. For the period November 2, 2011* through September 30, 2012, the Funds recorded the following reclassifications.

	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
Undistributed net investment income	$1,460	$1,620	$729	$(408)	$(156)
Accumulated net realized loss	(1,417)	(1,581)	(700)	447	195
Paid-in Capital	(43)	(39)	(29)	(39)	(39)

PresidentialSM Protected Profile Funds–28

PresidentialSM Protected Profile Funds

Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. The provisions of the Act were effective for the Funds’ calendar year ended September 30, 2012. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

Losses incurred that will be carried forward under the Act are as follows:

PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
Short-term	Short-term	Short-term	Short-term	Short-term
$ —	$ (5,013)	$ (16,413)	$ (1,810)	$ (8,122)

*	Date of commencement of operations.

6. Capital Shares

Transactions in capital shares were as follows:

	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
	11/2/11* to 9/30/12	11/2/11* to 9/30/12	11/2/11* to 9/30/12	11/2/11* to 9/30/12	11/2/11* to 9/30/12
Shares sold:
Class A	571,363	424,878	218,147	97,484	25,431
Class C	1,000	1,000	1,000	1,000	1,000
Class I	198,000	199,157	198,000	199,179	206,723
Shares issued upon reinvestment of dividend and distributions:
Class A	1,862	1,445	644	210	54
Class C	9	10	10	11	12
Class I	2,672	2,827	2,900	3,173	3,308

	774,906	629,317	420,701	301,057	236,528

Shares repurchased:
Class A	(44,765)	(8,647)	(27,014)	(12,417)	(97)
Class I	—	(2)	—	(2)	(1,187)

	(44,765)	(8,649)	(27,014)	(12,419)	(1,284)

Net increase	730,141	620,668	393,687	288,638	235,244

*	Date of commencement of operations.

7. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–Each Fund may use futures in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, each Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside equity market risk. Upon entering into a futures contract, the Funds deposit cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in

PresidentialSM Protected Profile Funds–29

PresidentialSM Protected Profile Funds

Notes to Financial Statements (continued)

7. Derivatives (continued)

futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by each Fund during the period November 2, 2011* through September 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the period November 2, 2011* though September 30, 2012.

	Asset Derivative Volume Future Contracts (Average Notional Value)	Liability Derivative Volume Future Contracts (Average Notional Value)
PresidentialSM Protected Profile 2010 Fund	$—	$306,666
PresidentialSM Protected Profile 2020 Fund	363	517,673
PresidentialSM Protected Profile 2030 Fund	237	479,096
PresidentialSM Protected Profile 2040 Fund	363	616,134
PresidentialSM Protected Profile 2050 Fund	482	745,184

*	Date of commencement of operations.

8. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

PresidentialSM Protected Profile Funds–30

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

PresidentialSM Protected Profile Funds

We have audited the accompanying statements of net assets of the PresidentialSM Protected Profile 2010 Fund, PresidentialSM Protected Profile 2020 Fund, PresidentialSM Protected Profile 2030 Fund, PresidentialSM Protected Profile 2040 Fund and PresidentialSM Protected Profile 2050 Fund (five of the series constituting Lincoln Advisors Trust) (the Funds) as of September 30, 2012, and the related statements of operations, statements of changes in net assets and financial highlights for the period November 2, 2011 (commencement of operations) to September 30, 2012. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the PresidentialSM Protected Profile 2010 Fund, PresidentialSM Protected Profile 2020 Fund, PresidentialSM Protected Profile 2030 Fund, PresidentialSM Protected Profile 2040 Fund and PresidentialSM Protected Profile 2050 Fund of Lincoln Advisors Trust at September 30, 2012, and the results of their operations, the changes in their net assets and their financial highlights for the period November 2, 2011 (commencement of operations) to September 30, 2012, in conformity with U.S. generally accepted accounting principles.

November 21, 2012

Philadelphia, Pennsylvania

PresidentialSM Protected Profile Funds–31

PresidentialSM Protected Profile Funds

Other Fund Information

Tax Information (Unaudited)

For the period ended September 30, 2012, the Funds designate distributions paid during the year as follows:

	(A) Long-Term Capital Gain Distributions (Tax Basis)	(B) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)
PresidentialSM Protected Profile 2010 Fund	0.00%	100.00%	100.00%
PresidentialSM Protected Profile 2020 Fund	0.00%	100.00%	100.00%
PresidentialSM Protected Profile 2030 Fund	0.00%	100.00%	100.00%
PresidentialSM Protected Profile 2040 Fund	0.00%	100.00%	100.00%
PresidentialSM Protected Profile 2050 Fund	0.00%	100.00%	100.00%

(A) and (B) are based on a percentage of the Funds’ total distributions.

PresidentialSM Protected Profile Funds–32

Officer/Trustee Information for Lincoln Advisors Trust

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During the Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
Daniel R. Hayes[1] Radnor Financial Center, 150 N. Radnor Chester Road, Radnor, PA 19087 YOB: 1957	Chairman, President and Trustee	Chairman, President and Trustee since June 2011	Vice President, The Lincoln National Life Insurance Company. Formerly: Senior Vice President, Fidelity Investments	71	N/A

Michael D. Coughlin 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1942	Trustee	Trustee since June 2011	Management Consultant, Coughlin Associates	71	Merrimack County Savings Bank; Trustee of Merrimack Bankcorp, MHC.

Nancy L. Frisby 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1941	Trustee	Trustee since June 2011	Retired; Formerly: Senior Vice President and Chief Financial Officer, DeSoto Memorial Hospital	71	N/A

Elizabeth S. Hager 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1944	Trustee	Trustee since June 2011	Retired; Formerly: Executive Director of United Way of Merrimack County; Representative, New Hampshire House of Representatives	71	N/A

Gary D. Lemon, PH.D 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1948	Trustee	Trustee since June 2011	Joseph Percival Allen III University Professor, James W. Emerson Director of the Robert C. McDermond Center for Management and Entrepreneurship, Professor of Economics and Management, DePauw University	71	N/A

Thomas D. Rath 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1945	Trustee	Trustee since June 2011	Managing Partner, Rath, Young and Pignatelli, P.C.	71	Associated Grocers of New England

Kenneth G. Stella 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1943	Trustee	Trustee since June 2011	Retired; Formerly: President Emeritus, Indiana Health Association, Formerly: President, Indiana Hospital & Health Association	71	Advisory Board of Harris Bank

David H. Windley 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1943	Trustee	Trustee since June 2011	Retired; Formerly: Director of Blue & Co., LLC.	71	N/A

Jeffrey D. Coutts Radnor Financial Center, 150 N. Radnor Chester Road, Radnor, PA 19087 YOB: 1969	Senior Vice President and Treasurer	Senior Vice President and Treasurer since June 2011	Senior Vice President and Treasurer, Lincoln National Corporation; Formerly: Senior Vice President, Head of Insurance & Retirement Solutions Financial Management	N/A	N/A

Jill R. Whitelaw Radnor Financial Center 150 N. Radnor Chester Road Radnor, PA 19087 YOB: 1963	Secretary and Chief Legal Officer	Secretary and Chief Legal Officer since June 2011	Chief Counsel - Funds Management, The Lincoln National Life Insurance Company; Formerly: Of Counsel - Montgomery, McCracken, Walker & Rhoades; Director - Merrill Lynch, Pierce, Fenner & Smith.	N/A	N/A

PresidentialSM Protected Profile Funds–33

Officer/Trustee Information for Lincoln Advisors Trust (continued)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During the Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
William P. Flory, Jr.[1] 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1961	Chief Accounting Officer and Vice President	Chief Accounting Officer and Vice President since June 2011	Vice President and Director of Separate Account Operations and Mutual Fund Administration, The Lincoln National Life Insurance Company; Formerly: Second Vice President and Director of Separate Account Operations, The Lincoln National Life Insurance Company	N/A	N/A

Kevin J. Adamson[1] 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1966	Vice President	Vice President since June 2011	Vice President, Director of Funds Management, The Lincoln National Life Insurance Company; Vice President and Chief Operating Officer, Lincoln Investment Advisors Corporation	N/A	N/A

John A. Weston[1] One Granite Place, Concord, NH 03301 YOB: 1959	Chief Compliance Officer and Vice President	Chief Compliance Officer and Vice President since June 2011	Vice President and Chief Compliance Officer, Lincoln Investment Advisors Corporation; Vice President, The Lincoln National Life Insurance Company; Formerly: Treasurer, Jefferson Pilot Variable Fund, Inc.	N/A	N/A

David Weiss[1] One Granite Place, Concord, NH 03301 YOB: 1976	Vice President	Vice President since June 2011	Vice President, Chief Investment Officer, Lincoln Investment Advisors Corporation; Vice President, Funds Management Research, The Lincoln National Life Insurance Company; Formerly: Director, Funds Management Research; Mutual Fund/Securities Analyst; Senior Mutual Fund Analyst, Jefferson Pilot Corp.	N/A	N/A

Additional information on the officers and trustees can be found in the Statement of Additional Information (“SAI”) to the Trust’s prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC’s web site (http://www.sec.gov).

[1]	All of the executive officers are “interested persons” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940, by reason of their being officers of the Trust.
[2]	The officers and trustees hold their position with the Trust until retirement or resignation. The Bylaws of the Trust do not specify a term of office.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

PresidentialSM Protected Profile Funds–34

Item 2. Code of Ethics

The Registrant has adopted a Code of Ethics that applies to Registrant’s principal executive officer, chief financial officer, chief accounting officer or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the Registrant’s Sarbanes-Oxley Code of Ethics for Principal Executive and Senior Financial Officers (Code of Ethics) is attached hereto as an exhibit. The Code of Ethics was updated to include its applicability to another Trust/Registrant and other administrative and non-substantive changes.

Item 3. Audit Committee Financial Expert

The Registrant’s Board of Trustees has determined that Nancy L. Frisby and David H. Windley are each an “audit committee financial expert” and are “independent,” as these terms are defined in Item 3 of Form N-CSR. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the Audit Committee and of the Board.

Item 4. Principle Accountant Fees and Services

(a)	Audit Fees

Aggregate audit fees for the services that the Registrant’s auditor provided to the Registrant totaled approximately $75,000 in 2012, including fees associated with the annual audit and filings of the Registrant’s Form N-1A, Form N-SAR and Forms N-14 (relating to proposed fund mergers).

(b)	Audit-Related Fees

Aggregate fees billed by the Registrant’s auditor for services relating to the performance of the audit of the Registrant’s financial statements and not reported under paragraph (a) of this Item totaled approximately $3,500 in 2012. These audit-related services were comprised of a review of the Registrant’s semi-annual reports to shareholders.

(c)	Tax Fees

Aggregate fees for tax services to the Registrant, including tax compliance, tax advice and tax planning, totaled approximately $0 in 2012.

(d)	All Other Fees

Aggregate fees for all other services that the Registrant’s auditor provided to the Registrant not included above totaled approximately $0 in 2012.

(e) (1)  Audit Committee Pre-Approval Policies and Procedures

The Registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Procedures”) with respect to services provided by the Registrant’s independent auditors. Pursuant to the Pre-Approval Procedures, the Audit Committee has pre-approved the services set forth in the table below with respect to the Registrant up to the specified fee limits.

Service	Range of Fees
Audit Services
Services associated with SEC registration statement on Form N-1A which will be filed with the SEC	Up to $5,000 per Fund
Services associated with SEC registration statements/proxy statements on Form N-14 or Schedule 14A	Up to $20,000 per Fund

The Pre-Approval Procedures require the Chief Accounting Officer to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Procedures.

(e) (2)   No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)	Aggregate Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, the Registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, totaled approximately $721,550 in 2012.

(h)	Principal Accountant’s Independence

In connection with its selection of the independent auditors, the Registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the Registrant’s investment adviser and other service providers under common control with the investment adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a)	The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940:

Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant’s president and chief accounting officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 99.CODE ETH.

(b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

(b) (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln Advisors Trust (Registrant)

/s/ Daniel R. Hayes
Daniel R. Hayes
President
(Signature and Title)

Date: November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Daniel R. Hayes
Daniel R. Hayes
President
(Signature and Title)

Date: November 20, 2012

By	/s/ William P. Flory, Jr.
William P. Flory, Jr.
Chief Accounting Officer
(Signature and Title)

Date: November 20, 2012